Total Capital and Net Income Per Common Unit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public		74.20%		74.20%
General partner's interest				2.00%
Distributions payable and paid on the preferred units		$ 4,791	$ 2,719	$ 7,510	$ 5,438
Exceeded cash distributions per unit		$ 0.4025	$ 0.4025
Net proceeds from public offering				$ 120,813
Redemption of Preferred Units		$ 25.00		$ 25.00
Series B Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership	5.0
Preferred units dividend rate	8.50%
Net proceeds from public offering	$ 120,813